POST-EMPLOYMENT BENEFITS - Reconciliation of the amount recognized in the combined statement of financial position (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
POST-EMPLOYMENT BENEFITS
Net defined liability at January 1	€ 887	€ 1,173	€ 1,189
Actuarial adjustments	25	300	28
thereof: experience adjustments	(2)	2	2
thereof: adjustments for financial assumptions	(24)	(302)	(30)
Interest expense	33	14	12
Net defined liability at December 31	894	887	1,173
Present value of the defined benefit obligation
POST-EMPLOYMENT BENEFITS
Net defined liability at January 1	887	1,173
Net defined liability at December 31	€ 894	€ 887	€ 1,173